CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Details) R$ in Millions			1 Months Ended
	Jul. 13, 2015 USD ($)	Mar. 05, 2012 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Loss Contingencies [Line Items]
Amount of compensation to plaintiff		$ 9,300
ILS [Member]
Loss Contingencies [Line Items]
Amount of compensation to plaintiff		$ 30,000
Unfavorable Regulatory Action FUST Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment			$ 3,900,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$				R$ 21.7
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Total amount claimed	$ 96,000,000
Unfavorable Regulatory Action [Member] | ILS [Member]
Loss Contingencies [Line Items]
Total amount claimed	$ 300,000,000